Commitments and Contingencies - Additional Information (Details) - Decarbonization Plus Acquisition Corporation Iii - USD ($)	5 Months Ended	8 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Class Of Stock [Line Items]
Underwriters option period to purchase shares	45 days	45 days
Maximum number of shares granted for underwriters to purchase	5,250,000	5,250,000
Underwriters over-allotment option expired date		May 07, 2021
Underwriting agreement, deferred fee per unit	$ 0.35	$ 0.35
Underwriting agreement, deferred fee payable upon completion of business combination	$ 12,250,000	$ 12,250,000
Business Combination Agreement
Class Of Stock [Line Items]
Success fees payable to third parties upon completion of business combination		$ 2,400,000